STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Income Statement [Abstract]
Revenue	$ 0	$ 1,750	$ 1,750	$ 7,000
Operating Expenses
Consulting and contract services	10,500	10,500	31,500	31,500
General and administrative	62,462	19,219	94,325	58,663
Interest	4,876	163,751	11,718	8,251
Legal	0	9,921	0	9,933
Marketing	173	179	511	531
Total expense	78,011	39,819	138,054	108,878
Comprehensive Income (loss) from operations	(78,011)	(38,069)	(136,304)	(101,878)
Other:
Preferred stock dividends	(160,934)	(148,451)	(471,654)	(434,761)
Expense recoveries	0	0	5,155	0
Total other	(160,934)	(148,451)	(466,499)	(434,761)
Net and Comprehensive Income (loss)	(238,945)	(186,520)	(602,303)	(536,639)
Numerator for basic and diluted loss per share:
Net and Comprehensive Income (loss) Gain (loss) to common shareholders	$ (238,945)	$ (186,520)	$ (602,303)	$ (536,639)
Denominator for basic and diluted loss per share:
Weighted average shares outstanding	87,467,288	87,467,288	87,467,288	87,467,288
Net loss per share	(0.0027)	(0.0021)	(0.0069)	(0.0061)